Goodwill, Trade Name and Other Intangible Assets - Schedule of Changes in carrying Amount of Goodwill (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance	$ 1,330,085	$ 1,330,085	$ 1,327,837
Additions - acquisitions	0	0	2,248
Ending balance	$ 1,330,085	$ 1,330,085	$ 1,330,085